Warrants - Schedule of Warrants Outstanding (Details) - 3 months ended Jan. 31, 2026	$ / shares shares	$ / shares
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	3,490,256
Number of shares to be issued from the exercise of warrants (warrant shares)	945,154
November 17, 2027 [Member]
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	1,923
Number of shares to be issued from the exercise of warrants (warrant shares)	48
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 9,750	$ 13,222.95
Expiry date	Nov. 17, 2027
April 5, 2028 [Member]
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	602,039
Number of shares to be issued from the exercise of warrants (warrant shares)	181,105
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 2.5607	2.5607
Expiry date	Apr. 05, 2028
September 17, 2028 [Member]
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	2,024,739
Number of shares to be issued from the exercise of warrants (warrant shares)	245,472
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 2.5607	2.5607
Expiry date	Sep. 17, 2028
January 15, 2029 [Member]
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	861,555
Number of shares to be issued from the exercise of warrants (warrant shares)	518,529
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 2.5607	$ 2.5607
Expiry date	Jan. 15, 2029